PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(US $ millions)	Land	Buildings	Production Equipment	Construction in Progress	Total
Cost
December 31, 2016	$12	$311	$1,283	$136	$1,742
Additions(1)	—	—	1	252	253
Disposals	—	(2)	(16)	—	(18)
Transfers	—	31	268	(299)	—
Effect of foreign exchange	—	3	13	9	25
December 31, 2017	12	343	1,549	98	2,002
Additions(2)	—	—	—	204	204
Disposals	—	—	(19)	—	(19)
Impairment	—	(25)	(55)	—	(80)
Transfers	—	36	178	(212)	2
Effect of foreign exchange	—	(4)	(20)	5	(19)
December 31, 2018	$12	$350	$1,633	$95	$2,090
Accumulated depreciation
December 31, 2016	$—	$100	$380	$—	$480
Depreciation	—	17	88	—	105
Disposals	—	—	(10)	—	(10)
Effect of foreign exchange	—	1	5	—	6
December 31, 2017	—	118	463	—	581
Depreciation	—	19	112	—	131
Disposals	—	—	(19)	—	(19)
Effect of foreign exchange	—	(1)	(4)	—	(5)
December 31, 2018	$—	$136	$552	$—	$688
Net
December 31, 2017	$12	$225	$1,086	$98	$1,421
December 31, 2018	12	214	1,081	95	1,402

(1)	Net of government grants of $13 million received related to the Inverness expansion project.

(2)	Net of government grants of less than $1 million received related to the Chambord project.